Trade receivables, net (Tables)	12 Months Ended
Dec. 31, 2023
Trade receivables, net [Abstract]
Schedule of Trade Receivables, Net
	As of December 31,
	2023	2022
Current:
Open balances	702	545
Unbilled	352	(*) 217
	1,054	762

Non-current:
Open balances	233	-
Unbilled	818	(*) 335
	1,051	335
(*)	Reclassified.